Exhibit 99.1

World Omni Auto Receivables Trust 2019-B

Monthly Servicer Certificate

March 31, 2023

Dates Covered
Collections Period	03/01/23 - 03/31/23
Interest Accrual Period	03/15/23 - 04/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	04/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/23	95,210,945.36	10,110
Yield Supplement Overcollateralization Amount 02/28/23	1,744,270.29	0
Receivables Balance 02/28/23	96,955,215.65	10,110
Principal Payments	6,480,490.87	230
Defaulted Receivables	135,982.15	7
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/23	1,553,964.16	0
Pool Balance at 03/31/23	88,784,778.47	9,873

Pool Statistics	$ Amount	# of Accounts
Pool Factor	10.27%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	1,232,582.44	91
Past Due 61-90 days	244,634.84	16
Past Due 91-120 days	37,293.12	4
Past Due 121+ days	0.00	0
Total	1,514,510.40	111

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.68%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	57,950.89
Aggregate Net Losses/(Gains) - March 2023	78,031.26
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.97%
Prior Net Losses/(Gains) Ratio	-0.57%
Second Prior Net Losses/(Gains) Ratio	-0.32%
Third Prior Net Losses/(Gains) Ratio	0.31%
Four Month Average	0.10%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.79%

Overcollateralization Target Amount	4,150,650.57
Actual Overcollateralization	4,150,650.57
Weighted Average Contract Rate	4.47%
Weighted Average Contract Rate, Yield Adjusted	6.43%
Weighted Average Remaining Term	22.19

Flow of Funds	$ Amount
Collections	6,896,775.20
Investment Earnings on Cash Accounts	8,702.72
Servicing Fee	(80,796.01)
Transfer to Collection Account	-
Available Funds	6,824,681.91

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	118,162.65
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	2,275,516.32
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,150,650.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	189,571.12
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	6,824,681.91

Servicing Fee	80,796.01
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 03/15/23	91,060,294.79
Principal Paid	6,426,166.89
Note Balance @ 04/17/23	84,634,127.90

Class A-1
Note Balance @ 03/15/23	0.00
Principal Paid	0.00
Note Balance @ 04/17/23	0.00
Note Factor @ 04/17/23	0.0000000%

Class A-2
Note Balance @ 03/15/23	0.00
Principal Paid	0.00
Note Balance @ 04/17/23	0.00
Note Factor @ 04/17/23	0.0000000%

Class A-3
Note Balance @ 03/15/23	0.00
Principal Paid	0.00
Note Balance @ 04/17/23	0.00
Note Factor @ 04/17/23	0.0000000%

Class A-4
Note Balance @ 03/15/23	53,710,294.79
Principal Paid	6,426,166.89
Note Balance @ 04/17/23	47,284,127.90
Note Factor @ 04/17/23	57.7904276%

Class B
Note Balance @ 03/15/23	24,900,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	24,900,000.00
Note Factor @ 04/17/23	100.0000000%

Class C
Note Balance @ 03/15/23	12,450,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	12,450,000.00
Note Factor @ 04/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	208,943.90
Total Principal Paid	6,426,166.89
Total Paid	6,635,110.79

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.59000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.64000%
Interest Paid	118,162.65
Principal Paid	6,426,166.89
Total Paid to A-4 Holders	6,544,329.54

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2523325
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	7.7606025
Total Distribution Amount	8.0129350

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.4441781
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	78.5402944
Total A-4 Distribution Amount	79.9844725

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	354.10
Noteholders' Principal Distributable Amount	645.90

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/23	2,075,325.29
Investment Earnings	7,924.94
Investment Earnings Paid	(7,924.94)
Deposit/(Withdrawal)	-
Balance as of 04/17/23	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$329,189.76	$281,086.60	$556,798.19
Number of Extensions	26	21	42
Ratio of extensions to Beginning of Period Receivables Balance	0.34%	0.27%	0.51%